EMPLOYEE BENEFIT PLANS - Short-term employment benefit plans (Details) - COP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT PLANS
Current severance obligation	[1]	$ 87,022	$ 83,584
Bonuses and short-term benefits	[2]	11,816	403,872
Other employment benefit plans		$ 98,838	$ 487,456

[1]	See 19.2 Severance obligation.
[2]	The decrease between December 31, 2020 and 2019 corresponds to the suspension of bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.